UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
	May 31, 2005

Principal			Optional Call		Market
Amount (000)	Description(1)		Provisions*	Ratings**	Value

	Consumer Staples - 2.2% (1.5% of Total Investments)
$ 1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		6/13 at 100.00	BBB	$ 1,913,259
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Healthcare - 18.7% (12.5% of Total Investments)
2,700	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,		12/09 at 101.00	A3	2,945,457
	Series 1999A, 6.250%, 12/01/34
1,500	California Health Facilities Financing Authority, Revenue Bonds, UCSF - Stanford Healthcare, Series		11/08 at 101.00	AAA	1,576,890
	1998A, 5.000%, 11/15/31 - FSA Insured
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,		8/11 at 102.00	A+	1,932,264
	Series 2001A, 5.550%, 8/01/31
6,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,		No Opt. Call	AAA	6,648,780
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
2,000	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula		6/13 at 100.00	AAA	2,164,740
	Hospital, Series 2003B, 5.250%, 6/01/23 - FSA Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical		7/14 at 100.00	A3	1,381,552
	Center, Series 2004, 5.875%, 7/01/26

	Long-Term Care - 5.7% (3.8% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue		11/12 at 100.00	A	1,061,260
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Northern California		1/13 at 100.00	A	2,115,800
	Retired Officers Community Corporation - Paradise Valley Estates, Series 2002, 5.250%, 1/01/26
1,815	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the Aging,		11/13 at 100.00	A	1,928,692
	Series 2003, 5.000%, 11/15/18

	Tax Obligation/General - 48.5% (32.4% of Total Investments)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds, Series		8/12 at 100.00	AAA	1,064,290
	2003C, 5.000%, 8/01/21 - FSA Insured
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation		8/12 at 101.00	Aaa	2,125,880
	Bonds, Series 2002A, 5.000%, 8/01/26 - MBIA Insured
	California, General Obligation Refunding Bonds, Series 2002:
1,500	5.000%, 2/01/12		No Opt. Call	A	1,640,715
3,750	5.000%, 4/01/27 - AMBAC Insured		4/12 at 100.00	AAA	3,934,350
3,000	5.250%, 4/01/30 - XLCA Insured		4/12 at 100.00	AAA	3,210,090
500	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34		4/14 at 100.00	A	535,145
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series		8/12 at 101.00	AAA	480,870
	2002A, 5.000%, 8/01/25 - FGIC Insured
	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2003B:
4,500	5.000%, 8/01/26 - FSA Insured		8/13 at 100.00	AAA	4,783,230
2,030	5.000%, 8/01/27 - FSA Insured		8/13 at 100.00	AAA	2,153,424
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 - MBIA Insured		9/12 at 100.00	AAA	2,129,860
565	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,		8/15 at 100.00	AAA	606,657
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
10,750	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,		7/13 at 100.00	AAA	11,614,623
	7/01/22 - FSA Insured
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds,		9/13 at 100.00	AAA	1,063,480
	Series 2003A, 5.000%, 9/01/26 - FGIC Insured
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series		7/10 at 100.00	AAA	3,281,400
	2000B, 5.125%, 7/01/22 - MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
145	5.000%, 9/01/25 - MBIA Insured		9/15 at 100.00	AAA	156,137
215	5.000%, 9/01/27 - MBIA Insured		9/15 at 100.00	AAA	230,396
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series		8/12 at 100.00	AAA	4,062,245
	2003A, 5.000%, 8/01/28 - FSA Insured

	Tax Obligation/Limited - 43.9% (29.4% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente		8/13 at 102.00	BBB	580,311
	Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
2,025	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment		12/13 at 100.00	AAA	2,212,738
	Project, Series 2003A, 5.250%, 12/01/22 - AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital		12/12 at 100.00	AAA	4,205,360
	East End Project, Series 2002A, 5.000%, 12/01/27 - AMBAC Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,		12/13 at 100.00	A-	2,239,600
	5.500%, 6/01/16
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A, 5.000%,		9/12 at 102.00	AAA	1,734,002
	9/01/21 - AMBAC Insured
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	5.000%,	9/15 at 100.00	AAA	140,438
	9/01/20 (WI, settling 6/07/05) - XLCA Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds, Series		9/05 at 103.00	AAA	5,728,748
	2003C, 5.000%, 9/02/21 - AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series		6/13 at 100.00	AAA	2,098,760
	2003AW, 5.000%, 6/01/33 - AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration		10/12 at 100.00	AAA	1,859,049
	Building Project II, Series 2002C, 5.000%, 10/01/27 - AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,		9/10 at 103.00	AAA	1,572,030
	Series 2002, 5.000%, 9/02/33 - MBIA Insured
825	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,		8/13 at 100.00	AAA	887,007
	Series 2003, 5.000%, 8/01/19 - MBIA Insured
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series 2003,		5/13 at 102.00	BBB+	1,182,708
	5.000%, 5/01/23
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project, Series
	2002D:
3,000	5.000%, 2/01/27 - AMBAC Insured		2/12 at 100.00	AAA	3,139,020
3,300	5.000%, 2/01/32 - AMBAC Insured		2/12 at 100.00	AAA	3,442,758
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue		9/09 at 101.00	Baa2	1,242,660
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,		8/10 at 101.00	AAA	1,268,641
	Series 2002, 5.000%, 8/01/32 - MBIA Insured
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,		6/12 at 100.00	AAA	2,894,151
	Series 2002B, 5.000%, 6/01/32 - AMBAC Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 - MBIA		11/12 at 100.00	AAA	2,608,852
	Insured

	Transportation - 13.9% (9.3% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue		8/12 at 100.00	AAA	5,760,686
	Bonds, Series 2002A, 5.000%, 8/01/26 - AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,		1/10 at 100.00	BBB-	1,892,260
	5.000%, 1/01/35
3,135	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,		5/08 at 101.00	AAA	3,292,565
	Second Series Issue 16B, 5.000%, 5/01/24 - FSA Insured
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,		5/10 at 101.00	AAA	1,374,126
	Second Series 2000, Issue 26B, 5.000%, 5/01/25 - FGIC Insured

	Utilities - 5.3% (3.5% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,		10/14 at 100.00	AAA	1,103,480
	Series 2004, 5.250%, 10/01/21 - MBIA Insured
3,055	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,		7/11 at 100.00	AAA	3,300,378
	5.250%, 7/01/22 - FSA Insured
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,		7/13 at 100.00	AAA	298,232
	5.000%, 7/01/21 - MBIA Insured

	Water and Sewer - 11.3% (7.6% of Total Investments)
1,285	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 -		12/13 at 100.00	Aaa	1,303,928
	MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds,
	Series 2002:
3,000	5.000%, 8/01/22 - MBIA Insured		8/12 at 100.00	AAA	3,192,870
2,500	5.000%, 8/01/23 - MBIA Insured		8/12 at 100.00	AAA	2,660,725
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,		4/13 at 100.00	BBB	1,196,472
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,		10/11 at 100.00	AAA	1,678,160
	5.000%, 10/01/26 - AMBAC Insured

$ 124,765	Total Long-Term Investments (cost $125,672,696) - 149.5%				132,832,201

	Other Assets Less Liabilities - 1.2%				999,477

	Preferred Shares, at Liquidation Value - (50.7)%				(45,000,000)

	Net Assets Applicable to Common Shares - 100%				$88,831,678

	Forward Swaps outstanding at May 31, 2005:
					Unrealized
		Notional	Effective	Termination	Appreciation
		Amount	Date(2)	Date	(Depreciation)

	Agreement with Goldman Sachs dated December 6, 2004, to pay
	semi-annually the notional amount multiplied by 5.324% (annualized)
	and receive quarterly the notional amount multiplied by the
	three-month USD-LIBOR (United States Dollar-London
	Inter-Bank Offered Rates).	$2,400,000	7/11/05	7/11/25	$(192,004)

	Agreement with JPMorgan dated January 11, 2005, to pay semi-
	annually the notional amount multiplied by 5.235% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	2,300,000	8/17/05	8/17/25	(153,551)

	Agreement with Merrill Lynch dated February 14, 2005, to pay semi-
	annually the notional amount multiplied by 4.886% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	2,700,000	8/24/05	8/24/25	(57,662)

					$(403,217)

	At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance any of which ensure the timely payment of principal and interest. Up to 20% of the Fund's
	net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that
	are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated,
	at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or
	unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unles otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $125,666,216.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation				$7,217,554
	Depreciation				(51,569)

	Net unrealized appreciation of investments				$7,165,985

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.